UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5281
Oppenheimer Champion Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  September 30
Date of reporting period:  03/31/2009

Item 1.  Reports to Stockholders.

March 31, 2009

Oppenheimer

Champion Income Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

Fund Performance Discussion

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Five Holdings By Issuer

Mastr Asset Securitization Trust	3.1%
Pinnacle Finance	1.8
Sprint Capital Corp.	1.6
Enterprise Products	1.4
Federal National Mortgage Assn.	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

Credit Allocation

Agency	1.8%
AAA	9.8
A	3.2
BBB	6.5
BB	21.7
B	20.8
CCC	12.1
CC	2.2
C	0.4
D	0.1
Not Rated	0.3
Other Securities	21.1
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager’s judgment, to securities rated by a rating agency in the same category.
10 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to certain institutional investors
11 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes.The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
13 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$250.80	$4.04
Class B	1,000.00	250.10	6.69
Class C	1,000.00	250.10	6.47
Class N	1,000.00	250.40	4.86
Class Y	1,000.00	249.80	2.16

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,018.50	6.51
Class B	1,000.00	1,014.31	10.75
Class C	1,000.00	1,014.66	10.40
Class N	1,000.00	1,017.20	7.83
Class Y	1,000.00	1,021.49	3.48
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.29%
Class B	2.13
Class C	2.06
Class N	1.55
Class Y	0.69
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.4%
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations, Series 2005-R10, Cl. A2B, 0.742%, 12/25/35[1]	$1,211,463	$960,607
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[2,3,4]	4,800,561	—
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through Certificates, Series 2005-WF1, Cl. A2C, 0.762%, 6/25/35[1]	638,405	570,358
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.945%, 1/25/29[1,3]	437,665	55,802

Total Asset-Backed Securities (Cost $5,016,082)		1,586,767

Mortgage-Backed Obligations—12.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2008-1, Cl. AJ, 6.208%, 1/1/18[1]	6,625,000	1,601,312
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49	5,560,000	1,193,789
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.922%, 10/25/36[1]	1,584,638	653,220
Series 2006-A5, Cl. 1A13, 0.972%, 10/25/36[1]	813,542	275,587
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36	1,420,000	920,803
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36	1,050,000	767,059
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	1,259,780	1,113,945
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 2520, Cl. SE, 57.199%, 5/15/22[5]	1,327,602	108,532
Series 2527, Cl. SG, 52.018%, 2/15/32[5]	1,334,099	80,005
Series 2531, Cl. ST, 53.085%, 2/15/30[5]	1,551,810	94,892
Series 2574, Cl. IN, (13.882)%, 12/15/22[5]	6,976,427	622,379
Series 2989, Cl. TS, 73.30%, 6/15/25[5]	7,511,159	756,347
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 2001-5, Cl. PJ, 6.50%, 3/25/31[6]	172,984	182,349
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-7, Cl. SK, 53.208%, 1/25/32[5]	1,470,460	123,788
Trust 2002-77, Cl. BS, 42.476%, 12/18/32[5]	2,169,586	231,093
Trust 2002-90, Cl. SN, 55.378%, 8/25/32[5]	1,882,124	194,985
Trust 2002-90, Cl. SY, 56.121%, 9/25/32[5]	1,015,204	104,771
Trust 2003-14, Cl. OI, 7.975%, 3/25/33[5]	1,366,206	152,260
Trust 2003-23, Cl. ES, 78.514%, 10/25/22[5]	2,839,444	234,693
Trust 2003-52, Cl. NS, 67.354%, 6/25/23[5]	3,096,548	276,942
F1 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2003-89, Cl. XS, 51.13%, 11/25/32[5]	$2,563,611	$156,414
Trust 2005-86, Cl. AI, 0.185%, 10/1/35[5]	1,381,705	192,250
Trust 331, Cl. 18, 4.199%, 2/1/33[5]	4,011,357	446,528
Trust 334, Cl. 3, 4.407%, 7/1/33[5]	1,392,660	159,979
Trust 334, Cl. 4, 4.547%, 7/1/33[5]	2,222,469	255,265
Trust 339, Cl. 12, 9.477%, 7/1/33[5]	615,888	83,395
Trust 339, Cl. 17, 6.50%, 8/1/33[5]	6,303,563	968,629
Trust 339, Cl. 8, 6.366%, 8/1/33[5]	779,658	90,881
Trust 342, Cl. 2, (1.847)%, 9/1/33[5,6]	406,841	52,637
Trust 343, Cl. 13, 10.72%, 9/1/33[5]	503,163	65,289
Trust 343, Cl. 18, 11.424%, 5/1/34[5,6]	1,476,773	240,354
Trust 343, Cl. 20, 13.575%, 10/1/33[5]	5,899,844	902,126
Trust 351, Cl. 10, 9.127%, 4/1/34[5]	1,312,840	147,127
Trust 355, Cl. 6, 11.161%, 12/1/33[5]	1,197,598	136,851
Trust 355, Cl. 7, 8.839%, 11/1/33[5]	914,953	106,621
Trust 364, Cl. 16, 12.012%, 9/1/35[5]	639,113	92,737
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	419,147	354,649
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates, Series 2004-J4, Cl. A7, 5.50%, 9/25/34	970,000	779,917
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35	1,029,184	968,511
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1, 5.143%, 11/25/35[1]	6,451,262	4,303,922
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	2,120,000	494,988
Series 2008-C2, Cl. AJ, 6.579%, 2/1/51[1]	10,879,000	1,968,611
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial Mtg. Pass-Through Certificates, Series 2003-C5, Cl. A2, 3.478%, 7/15/27	15,753	15,730
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 0.972%, 10/25/36[1]	19,887,875	12,688,994
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.807%, 9/1/37[1]	704,272	579,222
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.657%, 5/1/39[1]	4,530,000	1,266,867
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.416%, 6/25/36[1]	650,000	452,906
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR14, Cl. 1A7, 5.609%, 11/1/36[1]	8,350,635	1,890,525
Series 2006-AR14, Cl. 2A4, 5.748%, 11/1/36[1,3]	2,551,160	586,756
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.123%, 8/25/36[1]	1,849,007	1,072,242
F2 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.695%, 2/25/37[1,3]	$407,272	$73,309
Series 2007-HY1, Cl. 2A4, 5.845%, 2/1/37[1]	3,601,769	1,450,511
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A2, 5.588%, 12/1/36[1,3]	8,717,004	2,156,889
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.66%, 3/1/37[1]	1,026,540	259,894
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[1]	792,384	454,593
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.372%, 9/1/34[1]	368,172	290,504
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass-Through Certificates, Series 2004-U, Cl. A1, 5.004%, 10/1/34[1]	169,274	122,930
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.557%, 7/25/36[1]	977,098	535,940

Total Mortgage-Backed Obligations (Cost $93,246,074)		46,554,244

Corporate Bonds and Notes—70.9%
Consumer Discretionary—26.3%
Auto Components—1.7%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11	1,495,000	1,233,375
9% Sr. Unsec. Nts., 7/1/15	1,036,000	802,900
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16	21,075,000	4,425,750

		6,462,025

Automobiles—2.8%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14	7,270,000	5,379,800
Ford Motor Co.:
6.50% Sr. Unsec. Unsub. Nts., 8/1/18	1,565,000	461,675
7.45% Bonds, 7/16/31	7,155,000	2,307,488
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	1,760,000	1,448,300
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33	9,075,000	1,134,375

		10,731,638

Diversified Consumer Services—0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	1,095,000	969,075
Hotels, Restaurants & Leisure—6.6%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[7]	3,980,000	1,651,700
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[2,4,7]	4,878,000	268,290
Harrah’s Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16	8,240,000	1,606,800
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	7,891,000	4,695,145
F3 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[7]	$9,585,000	$1,677,375
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11	5,625,000	618,750
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	3,040,000	1,322,400
8% Sr. Sub. Nts., 4/1/12	6,790,000	2,037,000
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10	5,435,000	2,201,175
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12	3,250,000	2,860,000
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14[7]	1,718,000	1,434,530
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[2,3,4]	3,900,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[2]	13,660,000	751,300
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15[2]	2,705,000	229,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	5,615,000	4,267,400

		25,621,790

Household Durables—2.7%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09	3,540,000	3,504,600
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17	2,650,000	2,146,500
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	1,100,000	291,500
8.875% Sr. Sub. Nts., 4/1/12	3,185,000	1,130,675
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11	2,070,000	2,018,250
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14	1,165,000	203,875
10.75% Sr. Nts., 4/1/13	7,900,000	1,382,500

		10,677,900

Leisure Equipment & Products—0.4%
Leslie’s Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13[3]	2,050,000	1,732,250
Media—9.1%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12	1,870,000	701,250
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14	870,000	717,750
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13[3]	13,307	6,654
14% Sr. Sub. Nts., 11/1/13[3]	3,807,499	1,903,750
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15[2]	8,055,000	906,188
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14[8]	1,915,000	1,814,463
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11	2,115,000	2,109,713
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11	3,590,000	3,473,325
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16[2]	15,315,000	478,594
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13	3,280,000	2,841,300
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	4,565,000	2,396,625
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[1]	2,065,000	1,455,825
F4 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Media Continued
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14[3]	$7,140,000	$196,350
6.875% Sr. Unsec. Sub. Nts., 10/1/13[3]	13,500,000	371,250
NTL Cable plc, 9.125% Sr. Nts., 8/15/16	2,555,000	2,388,925
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13	7,845,000	470,700
6.875% Sr. Nts., Series A-2, 1/15/13	16,770,000	1,006,200
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11	2,285,000	731,200
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12[7]	1,325,000	1,331,625
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	5,893,000	3,226,418
Videotron Ltee:
9.125% Sr. Nts., 4/15/18[7]	2,325,000	2,374,406
Stack 9.125% Sr. Nts., 4/15/18[7]	20,000	20,425
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14	1,385,000	1,315,750
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14[3]	1,780,000	1,232,650
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14[8]	5,629,000	2,054,585

		35,525,921

Specialty Retail—2.0%
Claire’s Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17	12,600,000	3,339,000
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12	1,690,000	1,715,350
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14	1,595,000	1,519,238
10.50% Sr. Unsec. Sub. Nts., 11/15/16	1,165,000	1,025,200

		7,598,788

Textiles, Apparel & Luxury Goods—0.7%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15	3,220,000	2,785,300
Consumer Staples—5.5%
Beverages—0.2%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12[3]	875,000	879,375
Food & Staples Retailing—1.9%
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	4,114,000	3,383,765
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	3,835,000	4,090,135

		7,473,900

Food Products—2.9%
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16	2,080,000	1,986,400
Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11	642,000	550,515
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	10,435,000	7,356,675
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11	1,450,000	1,123,750

		11,017,340
F5 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Personal Products—0.5%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	$2,749,000	$1,965,535
Energy—6.1%
Energy Equipment & Services—1.3%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[7]	5,185,000	3,085,075
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14	3,000,000	1,905,000

		4,990,075

Oil, Gas & Consumable Fuels—4.8%
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18[7]	3,675,000	2,701,125
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	1,975,000	1,135,625
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16	1,670,000	926,850
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15	3,156,000	2,761,500
Enterprise Products Operating LLP, 8.375% Jr. Sub. Nts., 8/1/66[1]	8,865,000	5,946,677
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33	2,229,000	2,021,799
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13	890,000	778,750
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16	3,580,000	1,718,400
8.25% Sr. Unsec. Nts., 8/1/15	1,245,000	809,250

		18,799,976

Financials—5.9%
Capital Markets—1.3%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	3,820,000	2,158,300
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	3,778,000	2,237,471
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[2]	28,818,000	2,882
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	2,565,000	769,500

		5,168,153

Commercial Banks—2.1%
Barclays Bank plc, 6.278% Perpetual Bonds[3,9]	9,290,000	3,178,388
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[1]	19,265,000	3,860,128
Lloyds Banking Group plc, 6.413% Perpetual Bonds[7,9]	4,900,000	1,128,019

		8,166,535

Consumer Finance—0.9%
SLM Corp., 4.50% Nts., Series A, 7/26/10	4,415,000	3,312,398
Diversified Financial Services—1.2%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Nts., 10/1/12[8]	1,700,000	969,000
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31	7,635,000	3,682,895

		4,651,895
F6 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Insurance—0.4%
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[7]	$875,000	$754,412
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[7]	845,000	719,714

		1,474,126

Health Care—6.2%
Health Care Equipment & Supplies—0.9%
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15[1]	4,680,000	1,895,400
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[10]	1,770,000	1,584,150

		3,479,550

Health Care Providers & Services—4.8%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[10]	5,545,000	1,358,525
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15	1,935,000	1,838,250
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13	2,185,000	2,130,375
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11	1,000,000	1,017,500
HCA, Inc., 6.375% Nts., 1/15/15	4,020,000	2,653,200
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16	2,025,000	1,994,625
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15[3]	3,455,000	2,254,388
US Oncology Holdings, Inc., 6.904% Sr. Unsec. Nts., 3/15/12[1,10]	2,575,209	1,558,001
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12	1,450,000	1,413,750
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15[8]	2,980,000	2,488,300

		18,706,914

Pharmaceuticals—0.5%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	2,715,000	2,029,463
Industrials—5.5%
Aerospace & Defense—1.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	840,000	802,200
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	1,060,000	886,425
Bombardier, Inc., 6.30% Sr. Unsec. Unsub. Nts., 5/1/14[7]	925,000	656,750
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15	3,795,000	3,538,838

		5,884,213

Building Products—0.1%
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14	5,325,000	559,125
Commercial Services & Supplies—1.5%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14	4,150,000	3,936,167
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[2,3,4]	4,000,000	—
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13	1,690,000	1,698,450

		5,634,617
F7 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Electrical Equipment—0.1%
Baldor Electric Co., 8.625% Sr. Nts., 2/15/17	$420,000		$334,950
Road & Rail—1.6%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14	9,600,000		2,448,000
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16	8,090,000		3,559,600

			6,007,600

Trading Companies & Distributors—0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14	5,490,000		2,799,900
Information Technology—0.2%
Communications Equipment—0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07[2,3,4]	8,625,000		86
Electronic Equipment & Instruments—0.2%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16	1,540,000		947,100
Internet Software & Services—0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09[2,3,4]	7,603,797	EUR	—
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[2,3,4]	2,562,215		—

			—

Materials—5.4%
Chemicals—0.8%
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	9,395,000		1,808,538
Nalco Co., 7.75% Sr. Unsec. Nts., 11/15/11	1,380,000		1,366,200

			3,174,738

Construction Materials—0.2%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14[8]	13,643,000		886,795
Containers & Packaging—2.1%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15	3,065,000		3,095,650
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14	3,480,000		2,262,000
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11	3,125,000		2,718,750

			8,076,400

Metals & Mining—1.7%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	5,090,000		4,765,864
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12	2,230,000		1,750,550

			6,516,414

Paper & Forest Products—0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12	6,420,000		2,263,050
Telecommunication Services—6.6%
Diversified Telecommunication Services—3.7%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13	4,845,000		4,415,006
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18[7]	5,880,000		1,146,600
F8 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Diversified Telecommunication Services Continued
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05[2,3,4]	$8,000,000	$—
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12	4,365,000	4,332,263
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[2,3,4]	4,550,000	—
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13	3,365,000	3,331,350
8.625% Sr. Unsec. Unsub. Nts., 8/1/16	1,120,000	1,106,000
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10[2,3,4]	4,500,000	—

		14,331,219

Wireless Telecommunication Services—2.9%
American Tower Corp., 7.50% Sr. Nts., 5/1/12	1,685,000	1,701,850
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	5,710,000	3,054,850
Sprint Capital Corp., 8.75% Nts., 3/15/32	9,785,000	6,604,875

		11,361,575

Utilities—3.2%
Electric Utilities—1.6%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	3,260,000	2,396,100
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17	3,240,000	2,106,000
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	3,625,000	1,830,625

		6,332,725

Energy Traders—1.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13[7]	990,000	980,100
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13	1,620,000	1,474,200
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17	1,560,000	1,454,700
7.375% Sr. Nts., 2/1/16	2,010,000	1,874,325
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14	380,000	309,691

		6,093,016

Total Corporate Bonds and Notes (Cost $ 562,686,633)		275,423,445

	Shares

Preferred Stocks—0.3%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[3,4,10]	247,589	—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[3,4]	43,000	—
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[3,4,10]	3,728	—
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A3	1,985	1,218,294

Total Preferred Stocks (Cost $ 13,352,324)		1,218,294
F9 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Common Stocks—0.1%
American Media, Inc.[3,4]	72,268	$72,268
Global Aero Logistics, Inc.[3,4]	45,938	45,938
Premier Holdings Ltd.[3,4]	288,828	—

Total Common Stocks (Cost $ 2,107,696)		118,206

Units

Rights, Warrants and Certificates—0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11[3,4] (Cost $ 42,773)	5,633	56

	Shares

Investment Company—22.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[11,12] (Cost $ 86,739,695)	86,739,695	86,739,695
Total Investments, at Value (Cost $763,191,277)	106.0%	411,640,707
Liabilities in Excess of Other Assets	(6.0)	(23,151,261)

Net Assets	100.0%	$388,489,446

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR	Euro

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $15,964,453, which represents 4.11% of the Fund’s net assets. See Note 8 of accompanying Notes.

4.	Non-income producing security.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,077,770 or 1.82% of the Fund’s net assets as of March 31, 2009.

6.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $475,340. See Note 6 of accompanying Notes.

7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,930,146 or 5.13% of the Fund’s net assets as of March 31, 2009.

8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Rate reported represents the current interest rate for this variable rate security.

10.	Interest or dividend is paid-in-kind, when applicable.
F10 | OPPENHEIMER CHAMPION INCOME FUND

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	55,037,109	1,147,565,857	1,115,863,271	86,739,695

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$86,739,695	$1,298,728

12.	Rate shown is the 7-day yield as of March 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$86,739,695	$21,938
Level 2—Other Significant Observable Inputs	324,781,709	(30,286,265)
Level 3—Significant Unobservable Inputs	119,303	—

Total	$411,640,707	$(30,264,327)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments

Value as of September 30, 2008	$—	$—
Realized gain (loss)	(3,842,955)	—
Change in unrealized appreciation (depreciation)	3,760,174	—
Accretion/(amortization) of premium/discount[1]	530	—
Net purchases (sales)	(11,120)	—
Transfers in and/or out of Level 3	212,674	—

Value as of March 31, 2009	$119,303	$—

1.	Included in net investment income for fixed income securities
F11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Futures Contracts as of March 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	48	6/19/09	$6,225,750	$65,151
U.S. Treasury Nts., 2 yr.	Sell	215	6/30/09	46,846,485	(186,726)
U.S. Treasury Nts., 10 yr.	Buy	127	6/19/09	15,757,922	231,786

					$110,211

Credit Default Swap Contracts as of March 31, 2009 are as follows:

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Reference Entity	Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value

Capmark Financial Group, Inc.:
	Citibank NA, New York	Sell	$7,275	9.700%	12/20/12	$—	$(5,853,398)
	Citibank NA, New York	Sell	9,715	7.125	12/20/12	—	(7,816,599)

		Total	16,990			—	(13,669,997)
CMBX.5.AJ Index:
	Barclays Bank plc	Sell	9,590	0.980	2/15/51	2,241,542	(6,901,457)
	Morgan Stanley & Co. International Ltd.	Sell	9,670	0.980	2/15/51	2,235,660	(6,959,029)
		Total	19,260			4,477,202	(13,860,486)

			Grand Total Buys			—	—
			Grand Total Sells			4,477,202	(27,530,483)

			Total Credit Default Swaps			$4,477,202	$(27,530,483)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments
	for Selling Credit		Reference
Type of Reference Asset on	Protection	Amount	Asset Rating
which the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**
Investment Grade CMBS Indexes	$19,260,000	$—	AAA
Non-Investment Grade
Single Name Corporate Debt	16,990,000	—	D

Total	$36,250,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F12 | OPPENHEIMER CHAMPION INCOME FUND

Interest Rate Swap Contracts as of March 31, 2009 are as follows:

Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR			Three-Month
Credit Suisse International	$20,600	4.353%	USD BBA LIBOR	10/21/16	$(2,755,782)
Abbreviation/Definition is as follows:
BBA LIBOR British Bankers’ Association London-Interbank Offered Rate
Swap Summary as of March 31, 2009 is as follows:
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$9,590	$(6,901,457)
Citibank NA, New York	Credit Default Sell Protection	16,990	(13,669,997)
Credit Suisse International	Interest Rate	20,600	(2,755,782)
Morgan Stanley & Co. International Ltd.	Credit Default Sell Protection	9,670	(6,959,029)

	Total Swaps		$(30,286,265)

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $ 676,451,582)	$324,901,012
Affiliated companies (cost $ 86,739,695)	86,739,695

411,640,707
Receivables and other assets:
Investments sold	29,483,534
Interest, dividends and principal paydowns	13,345,159
Shares of beneficial interest sold	607,945
Futures margins	21,938
Other	39,978

Total assets	455,139,261

Liabilities
Bank overdraft	4,067,150
Swaps, at value (premiums received $ 4,477,202)	30,286,265
Payables and other liabilities:
Terminated investment contracts	20,669,591
Investments purchased	9,195,714
Dividends	1,061,884
Shares of beneficial interest redeemed	907,470
Distribution and service plan fees	204,778
Transfer and shareholder servicing agent fees	92,510
Shareholder communications	88,243
Trustees’ compensation	30,765
Other	45,445

Total liabilities	66,649,815

Net Assets	$388,489,446

Composition of Net Assets
Par value of shares of beneficial interest	$270,337
Additional paid-in capital	2,650,988,537
Accumulated net investment income	232,172,258
Accumulated net realized loss on investments	(2,117,692,264)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(377,249,422)

Net Assets	$388,489,446

F14 | OPPENHEIMER CHAMPION INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $253,099,184 and 175,988,835 shares of beneficial interest outstanding)	$1.44
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$1.51
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,364,083 and 12,780,244 shares of beneficial interest outstanding)	$1.44
Class c Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,080,245 and 30,683,880 shares of beneficial interest outstanding)	$1.44
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,213,271 and 5,702,435 shares of beneficial interest outstanding)	$1.44
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $64,732,663 and 45,181,176 shares of beneficial interest outstanding)	$1.43
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest (net of foreign withholding taxes of $2,478)	$55,825,797
Dividends:
Unaffiliated companies	189,915
Affiliated companies	1,298,728
Fee income	41,821

Total investment income	57,356,261

Expenses
Management fees	2,268,587
Distribution and service plan fees:
Class A	469,331
Class B	162,652
Class C	315,547
Class N	28,276
Transfer and shareholder servicing agent fees:
Class A	1,246,881
Class B	196,277
Class C	235,774
Class N	78,376
Class Y	18,542
Shareholder communications:
Class A	68,150
Class B	16,847
Class C	12,137
Class N	1,725
Class Y	98
Trustees’ compensation	17,847
Custodian fees and expenses	5,143
Other	107,455

Total expenses	5,249,645
Less reduction to custodian expenses	(1,928)
Less waivers and reimbursements of expenses	(992,020)

Net expenses	4,255,697

Net Investment Income	53,100,564
F16 | OPPENHEIMER CHAMPION INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(523,038,338)
Closing and expiration of futures contracts	5,575,705
Short positions	(33,958)
Swap contracts	(975,765,150)

Net realized loss	(1,493,261,741)
Net change in unrealized appreciation (depreciation) on:
Investments	68,639,849
Translation of assets and liabilities denominated in foreign currencies	(2,031,354)
Futures contracts	1,256,864
Swap contracts	213,986,548

Net change in unrealized depreciation	281,851,907

Net Decrease in Net Assets Resulting from Operations	$(1,158,309,270)

See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$53,100,564	$165,848,986
Net realized loss	(1,493,261,741)	(237,202,261)
Net change in unrealized depreciation	281,851,907	(579,042,774)

Net decrease in net assets resulting from operations	(1,158,309,270)	(650,396,049)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,004,079)	(512,518)
Class B	(2,344,099)	(49,337)
Class C	(4,518,667)	(70,931)
Class N	(839,237)	(12,710)
Class Y	(15,408,625)	(114,359)

	(53,114,707)	(759,855)
Tax return of capital distribution from net investment income:
Class A	—	(111,365,325)
Class B	—	(10,720,465)
Class C	—	(15,412,555)
Class N	—	(2,761,770)
Class Y	—	(24,849,243)

	—	(165,109,358)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,599,695	(195,904,604)
Class B	(7,672,584)	(89,984,408)
Class C	5,420,762	(31,263,435)
Class N	2,673,627	(7,525,043)
Class Y	14,600,888	170,949,840

	16,622,388	(153,727,650)

Net Assets
Total decrease	(1,194,801,589)	(969,992,912)
Beginning of period	1,583,291,035	2,553,283,947

End of period (including accumulated net investment income of $232,172,258 and $232,186,401, respectively)	$388,489,446	$1,583,291,035

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.26	$9.36	$9.32	$9.40	$9.50	$9.17

Income (loss) from investment operations:
Net investment income	.17 [1]	.63 [1]	.65 [1]	.64 [1]	.62 [1]	.69
Net realized and unrealized gain (loss)	(4.81)	(3.10)	.04	(.08)	(.09)	.33

Total from investment operations	(4.64)	(2.47)	.69	.56	.53	1.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	— [2]	(.65)	(.64)	(.63)	(.69)
Tax return of capital distrubtion from net investment income	—	(.63)	—	—	—	—

Total dividends and/or distributions to shareholders	(.18)	(.63)	(.65)	(.64)	(.63)	(.69)

Net asset value, end of period	$1.44	$6.26	$9.36	$9.32	$9.40	$9.50

Total Return, at Net Asset Value[3]	(74.92)%	(27.70)%	7.51%	6.12%	5.65%	11.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,099	$1,035,629	$1,772,880	$886,223	$936,925	$1,003,748

Average net assets (in thousands)	$392,444	$1,471,385	$1,851,296	$904,474	$992,935	$953,063

Ratios to average net assets:[4]
Net investment income	15.33%	7.60%	6.86%	6.84%	6.52%	7.28%
Total expenses	1.60%[5]	1.04%[5]	1.00%[5]	1.11%	1.08%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.04%	0.99%	1.11%	1.08%	1.07%

Portfolio turnover rate	7%[6]	73%[6]	49%[6]	64%	53%	58%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.62%
Year Ended September 30, 2008	1.04%
Year Ended September 30, 2007	1.01%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.25	$9.34	$9.31	$9.39	$9.49	$9.16

Income (loss) from investment operations:
Net investment income	.17 [1]	.56 [1]	.58 [1]	.57 [1]	.55 [1]	.61
Net realized and unrealized gain (loss)	(4.81)	(3.09)	.02	(.09)	(.10)	.34

Total from investment operations	(4.64)	(2.53)	.60	.48	.45	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	— [2]	(.57)	(.56)	(.55)	(.62)
Tax return of capital distrubtion from net investment income	—	(.56)	—	—	—	—

Total dividends and/or distributions to shareholders	(.17)	(.56)	(.57)	(.56)	(.55)	(.62)

Net asset value, end of period	$1.44	$6.25	$9.34	$9.31	$9.39	$9.49

Total Return, at Net Asset Value[3]	(74.99)%	(28.28)%	6.57%	5.33%	4.87%	10.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,364	$93,848	$239,673	$202,567	$297,056	$425,072

Average net assets (in thousands)	$32,266	$160,611	$298,233	$242,063	$362,813	$463,835

Ratios to average net assets:[4]
Net investment income	14.57%	6.70%	6.08%	6.09%	5.75%	6.57%
Total expenses	3.03%[5]	1.87%[5]	1.79%[5]	1.87%	1.82%	1.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	1.87%	1.78%	1.87%	1.82%	1.81%

Portfolio turnover rate	7%[6]	73%[6]	49%[6]	64%	53%	58%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	3.05%
Year Ended September 30, 2008	1.87%
Year Ended September 30, 2007	1.80%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.25	$9.35	$9.31	$9.39	$9.49	$9.16

Income (loss) from investment operations:
Net investment income	.16 [1]	.57 [1]	.57 [1]	.57 [1]	.55 [1]	.62
Net realized and unrealized gain (loss)	(4.80)	(3.10)	.04	(.08)	(.10)	.33

Total from investment operations	(4.64)	(2.53)	.61	.49	.45	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	— [2]	(.57)	(.57)	(.55)	(.62)
Tax return of capital distrubtion from net investment income	—	(.57)	—	—	—	—

Total dividends and/or distributions to shareholders	(.17)	(.57)	(.57)	(.57)	(.55)	(.62)

Net asset value, end of period	$1.44	$6.25	$9.35	$9.31	$9.39	$9.49

Total Return, at Net Asset Value[3]	(74.99)%	(28.32)%	6.69%	5.34%	4.86%	10.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,080	$160,353	$275,373	$187,917	$218,850	$246,301

Average net assets (in thousands)	$62,752	$227,183	$295,414	$199,183	$237,000	$249,356

Ratios to average net assets:[4]
Net investment income	14.44%	6.81%	6.08%	6.09%	5.77%	6.55%
Total expenses	2.49%[5]	1.83%[5]	1.78%[5]	1.86%	1.82%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.06%	1.83%	1.77%	1.86%	1.82%	1.82%

Portfolio turnover rate	7%[6]	73%[6]	49%[6]	64%	53%	58%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.51%
Year Ended September 30, 2008	1.83%
Year Ended September 30, 2007	1.79%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.26	$9.36	$9.32	$9.41	$9.51	$9.17

Income (loss) from investment operations:
Net investment income	.16 [1]	.60 [1]	.61 [1]	.60 [1]	.58 [1]	.67
Net realized and unrealized gain (loss)	(4.80)	(3.10)	.04	(.09)	(.09)	.32

Total from investment operations	(4.64)	(2.50)	.65	.51	.49	.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	— [2]	(.61)	(.60)	(.59)	(.65)
Tax return of capital distrubtion from net investment income	—	(.60)	—	—	—	—

Total dividends and/or distributions to shareholders	(.18)	(.60)	(.61)	(.60)	(.59)	(.65)

Net asset value, end of period	$1.44	$6.26	$9.36	$9.32	$9.41	$9.51

Total Return, at Net Asset Value[3]	(74.96)%	(28.00)%	7.05%	5.62%	5.23%	11.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,213	$26,709	$48,347	$31,626	$30,491	$29,008

Average net assets (in thousands)	$11,259	$38,585	$49,180	$30,578	$30,252	$22,249

Ratios to average net assets:[4]
Net investment income	14.95%	7.19%	6.42%	6.46%	6.12%	6.78%
Total expenses	2.62%[5]	1.54%[5]	1.45%[5]	1.57%	1.55%	1.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.45%	1.42%	1.48%	1.48%	1.48%

Portfolio turnover rate	7%[6]	73%[6]	49%[6]	64%	53%	58%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.64%
Year Ended September 30, 2008	1.54%
Year Ended September 30, 2007	1.46%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class Y	(Unaudited)	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$6.26	$9.36	$9.32	$9.28

Income (loss) from investment operations:
Net investment income[2]	.15	.67	.68	.05
Net realized and unrealized gain (loss)	(4.79)	(3.10)	.04	.05

Total from investment operations	(4.64)	(2.43)	.72	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	— [3]	(.68)	(.06)
Tax return of capital distrubtion from net investment income	—	(.67)	—	—

Total dividends and/or distributions to shareholders	(.19)	(.67)	(.68)	(.06)

Net asset value, end of period	$1.43	$6.26	$9.36	$9.32

Total Return, at Net Asset Value[4]	(75.02)%	(27.39)%	7.90%	1.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,733	$266,752	$217,011	$2,458

Average net assets (in thousands)	$196,036	$308,019	$171,898	$1,058

Ratios to average net assets:[5]
Net investment income	15.76%	8.10%	7.21%	7.65%
Total expenses	0.71%[6]	0.61%[6]	0.63%[6]	0.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%	0.61%	0.62%	0.63%

Portfolio turnover rate	7%[7]	73%[7]	49%[7]	64%

1.	For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	0.73%
Year Ended September 30, 2008	0.61%
Year Ended September 30, 2007	0.64%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Champion Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund’s investment manager, OppenheimerFunds, Inc. (the “Manager”), believes does not involve undue risk. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F24 | OPPENHEIMER CHAMPION INCOME FUND

A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The
F25 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
     As of March 31, 2009, the Fund had no outstanding purchased securities issued on a when-issued or delayed delivery basis.
     The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
F26 | OPPENHEIMER CHAMPION INCOME FUND

     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Securities Sold Short. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out.
     As of March 31, 2009, the Fund held no securities sold short.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $2,637,265, representing 0.68% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered
F27 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2008, the Fund utilized $759,855 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $212,169,261 and unused capital loss carryforwards as follows:

Expiring

2009	$18,608,810
2010	94,306,197
2011	235,839,091
2012	63,585,840

Total	$412,339,938

F28 | OPPENHEIMER CHAMPION INCOME FUND

As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,117,770,940 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$765,705,856
Federal tax cost of other investments	(29,450,226)

Total federal tax cost	$736,255,630

Gross unrealized appreciation	$2,259,032
Gross unrealized depreciation	(382,023,033)

Net unrealized depreciation	$(379,764,001)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F29 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F30 | OPPENHEIMER CHAMPION INCOME FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	62,425,627	$115,500,761	36,922,215	$313,078,635
Dividends and/or distributions reinvested	10,757,283	21,761,994	9,873,252	80,316,826
Redeemed	(62,713,237)	(135,663,060)[1]	(70,781,429)	(589,300,065)[2]

Net increase (decrease)	10,469,673	$1,599,695	(23,985,962)	$(195,904,604)

Class B
Sold	3,295,379	$6,526,213	2,545,551	$21,362,251
Dividends and/or distributions reinvested	853,317	1,752,474	953,822	7,811,048
Redeemed	(6,384,304)	(15,951,271)[1]	(14,130,796)	(119,157,707)[2]

Net decrease	(2,235,608)	$(7,672,584)	(10,631,423)	$(89,984,408)

Class C
Sold	12,500,714	$23,169,000	3,969,774	$33,346,350
Dividends and/or distributions reinvested	1,694,059	3,389,352	1,413,586	11,472,698
Redeemed	(9,167,135)	(21,137,590)[1]	(9,193,796)	(76,082,483)[2]

Net increase (decrease)	5,027,638	$5,420,762	(3,810,436)	$(31,263,435)

Class N
Sold	2,921,064	$5,437,883	1,087,218	$9,135,020
Dividends and/or distributions reinvested	382,854	763,053	311,734	2,536,860
Redeemed	(1,869,565)	(3,527,309)[1]	(2,297,365)	(19,196,923)[2]

Net increase (decrease)	1,434,353	$2,673,627	(898,413)	$(7,525,043)

Class Y
Sold	122,730,782	$210,939,814	21,101,623	$184,733,769
Dividends and/or distributions reinvested	4,107,674	8,312,183	3,104,663	24,963,417
Redeemed	(124,301,198)	(204,651,109)[1]	(4,759,515)	(38,747,346)[2]

Net increase	2,537,258	$14,600,888	19,446,771	$170,949,840

1.	Net of redemption fees of $7,997, $658, $1,279, $229 and $3,995 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $20,519, $2,240, $3,168, $538 and $4,296 for Class A, Class B, Class C, Class N and Class Y, respectively.
F31 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$45,450,938	$977,412,321
U.S. government and government agency obligations	1,260,952	1,259,395
To Be Announced (TBA) mortgage-related securities	29,081,972	39,133,713
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.70%
Next $250 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $1.5 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $1,105,719 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F32 | OPPENHEIMER CHAMPION INCOME FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $16,078,366, $35,852,121 and $984,501, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$98,660	$1,904	$70,593	$6,634	$54
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $582,133, $141,697, $129,059 and $59,210 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2009, the Manager waived $79,921 for IMMF management fees.
     Effective April 1, 2009, the Manager has agreed to voluntarily waive the advisory fee by 0.29% of the Funds average daily net assets through March 31, 2010. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
F33 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Capital Stock Activity. On November 21, 2008, the Manager purchased Class Y shares of the Fund for $150,000,000. As of that date, the Manager owned approximately 68% of the Class Y shares representing approximately 28% of the Fund’s net assets. The Manager redeemed a portion of this investment on February 25, 2009 and redeemed the remainder of this investment on March 24, 2009. The combined proceeds of these two redemptions were $147,268,229.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of March 31, 2009, the Fund had no outstanding forward contracts.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable
F34 | OPPENHEIMER CHAMPION INCOME FUND

for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
F35 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Swap Contracts Continued
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements
F36 | OPPENHEIMER CHAMPION INCOME FUND

of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
     As of March 31, 2009, the Fund had no such total return swap agreements outstanding.
8. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
9. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
10. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and the Fund or certain of the other funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Fund as a defendant also name certain officers, trustees and former trustees of the Fund. The plaintiffs are seeking class action status on behalf of purchasers of shares of the Fund during a particular time period. The complaints against the Fund raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek
F37 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
10. Pending Litigation Continued
unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. The litigation against certain other Oppenheimer funds is similar in nature. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Fund, the Fund’s Board and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F38 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER CHAMPION INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/14/2009